Reconciliation of Liabilities Measured Fair Value Recurring Basis Using Significant Unobservable Inputs (Detail)	9 Months Ended			3 Months Ended	9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Dec. 31, 2012 Convertible Bonds CNY	Sep. 30, 2013 Convertible Bonds CNY	Sep. 30, 2012 Convertible Bonds CNY
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion option of convertible bonds, beginning balance		7,908,000		9,319,000	7,908,000	13,182,000
Repurchase of convertible bonds						(10,966,000)
Conversion option of convertible bonds, unrealized loss (gain)	6,317,000	38,662,000	7,103,000	(1,411,000)	38,662,000	7,103,000
Conversion option of convertible bonds, ending balance	$ 7,609,477	46,570,000		7,908,000	46,570,000	9,319,000